Intangible Assets, Net - Schedule of Intangible Asset, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Carrying amount	$ 1,415	$ 1,389
Accumulated amortization	(423)	(350)
Net carrying amount	992	1,039
Purchased Software
Finite Lived Intangible Assets [Line Items]
Carrying amount	1,113	1,089
Accumulated amortization	(261)	(203)
Net carrying amount	852	886
Trademark
Finite Lived Intangible Assets [Line Items]
Carrying amount	122	121
Accumulated amortization	(68)	(62)
Net carrying amount	54	59
Licensed Copyrights
Finite Lived Intangible Assets [Line Items]
Carrying amount	180	179
Accumulated amortization	(94)	(85)
Net carrying amount	$ 86	$ 94